Cash and cash equivalents	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash and cash equivalents as of December 31, 2013 and 2014 primarily consist of the following currencies:

Cash and cash equivalents are denominated in the following currencies:

	As of December 31,
	2013	2014
	RMB'000	RMB'000

RMB	71,163	613,969
US$	108,495	315,860
Total	179,658	929,829